PRINCIPAL ACCOUNTING POLICIES - Variable Interest Entities (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Stockholders' Equity Attributable to Parent	¥ (3,232,549)			$ (501,684)	¥ (1,995,692)
Cash and cash equivalents	216,782		¥ 219,318	33,644	192,605
Accounts receivable, net	3,317			515	2,446
Other receivables, net	189,735			29,446	110,025
Prepaid expense and other current assets	95,665			14,847	107,836
Long-term investments	288,702			44,806	288,428
Intangible assets, net	7			1	27
Total assets	1,326,749			205,908	1,233,533
Accounts payable	95,047			14,751	101,205
Total liabilities	4,559,461			$ 707,617	3,229,388
Results of operations and cash flow
Total Revenues	623,731	$ 96,802	138,593
Cost of revenues	(597,968)	(92,803)	(173,396)
Net loss	(1,783,786)	(276,838)	(115,553)
Net cash used in operating activities	(550,366)	(85,416)	(841,230)
Net cash generated from investing activities	(3,359)	(521)	404,806
Net cash generated from financing activities	551,930	85,658	(94,004)
Net decrease in cash, cash equivalents and restricted cash	(3,090)	(480)	(537,998)
Cash. cash equivalents and restricted cash at beginning of the period	233,719	36,273	797,435
Cash, cash equivalents and restricted cash at end of the period	¥ 230,629	$ 35,793	259,437
VIEs
PRINCIPAL ACCOUNTING POLICIES
Term of interest-free loan agreements	10 years			10 years
Stockholders' Equity Attributable to Parent	¥ 104,000				104,000
Cash and cash equivalents	112				299
Amounts due from Group companies	177,703				207,313
Accounts receivable, net	2,220				2,202
Other receivables, net	43,477				43,493
Prepaid expense and other current assets	4,480				2,514
Long-term investments	5,941				5,666
Property, equipment and software, net	3,240				3,531
Intangible assets, net	287				313
Total assets	237,460				265,331
Accounts payable	4				4
Amounts due to Group companies	792,812				815,459
Other payables and other current liabilitiesa	63,327				65,472
Total liabilities	856,143				¥ 880,935
Results of operations and cash flow
Total Revenues	1,153		1,539
Cost of revenues	(115)		(32)
Net loss	(3,079)		(2,160)
Net cash used in operating activities	(471)		(1,768)
Net cash generated from investing activities	284		134
Net cash generated from financing activities			249
Net decrease in cash, cash equivalents and restricted cash	(187)		(1,385)
Cash. cash equivalents and restricted cash at beginning of the period	299		1,852
Cash, cash equivalents and restricted cash at end of the period	¥ 112		¥ 467